Other long term liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Other long term liabilities
	March 31, 2020	December 31, 2019
Severance liability	$224,600	$211,734
Customer deposit balance	367,571	407,810
Total other long term liabilities	$592,171	$619,544

	December 31, 2019	December 31, 2018
Severance liability	$211,734	$168,706
Customer deposit balance	407,810	440,021
	$619,544	$608,727